Investment in Affiliates - Balances of Investments in Affiliates (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	¥ 1,151,121	$ 165,348	¥ 1,254,510
Total investment in affiliates	1,272,261	182,749	1,375,110
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	8,069	1,159	7,903
Wanjia Win-Win Assets Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	93,907	13,489	91,012
Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	9,648	1,386	9,324
Others
Schedule of Investments [Line Items]
Equity investments	9,516	1,367	12,361
Gopher Transform Private Fund
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	142,739	20,503	144,402
Real Estate Funds
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	50,321	7,228	189,175
Private Equity Funds Products
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	946,242	135,919	909,964
Others Investment
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	¥ 11,819	$ 1,698	¥ 10,969